Financial Instruments	9 Months Ended
Sep. 30, 2019
Text block [abstract]
Financial Instruments
Note 16. Financial Instruments
Fair Value of Financial Instruments
The Company measures the fair value of its financial assets and liabilities classified as level 1 and 2, applying the income approach method, which estimates the fair value based on expected cash flows discounted to net present value.
The following table summarizes the Company’s financial assets and liabilities measured at fair value, as of September 30, 2019 and December 31, 2018
:

	September 30, 2019		December 31, 2018
	Level 1	Level 2	Level 1	Level 2
Derivative financial instrument asset	21	2,176	—	2,605
Derivative financial instrument liability	205	1,244	236	881
16.1 Total debt
The fair value of bank loans is calculated based on the discounted value of contractual cash flows whereby the discount rate is estimated using rates currently offered for debt of similar amounts and maturities, which is considered to be
L
evel 2 in the fair value hierarchy. The fair value of the Company’s publicly traded debt is based on quoted market prices as of of September 30, 2019 and December 31, 2018, which is considered to be
L
evel 1 in the fair value hierarchy (See Note 1
4
).

16.2 Interest rate swaps
The Company has contracted a number of interest rate swaps to reduce its exposure to interest rate fluctuations associated with itsdebt denominated in BRL. These interest rate swaps, for accounting purposes are recorded as fair value hedges and the interest rate variation is recorded in the consolidated income statement as “market value (gain) loss on financial instruments”.
As of September 30, 2019, the Company has the following outstanding interest rate swap agreements:

Maturity Date	Notional Amount		Fair Value Liability September 30, 2019		Fair Value Asset September 30, 2019
2019	Ps.	4,004	Ps.	(40)	Ps.	—
2020		4,548		(189)		—
As of December 31, 2018, the Company has the following outstanding interest rate swap agreements:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2018		Fair Value Asset December 31, 2018
2019	Ps.	4,013	Ps.	(49)	Ps.	—
2020		4,559		(112)		—
2021		4,035		(110)		—
The net effect of expired contracts treated as hedges are recognized as interest expense within the consolidated income statements.
16.3 Forward agreements to purchase foreign currency
The Company has entered into forward agreements to reduce its exposure to the risk of exchange rate fluctuations among the Mexican peso and other currencies.
These instruments have been designated as cash flow hedges and are recognized in the consolidated statement of financial position at their estimated fair value which is determined based on prevailing market exchange rates to terminate the contracts at the end of the period. Changes in the fair value of these forwards are recorded as part of “cumulative other comprehensive income”. Net gain/ loss on expired contracts is recognized as part of foreign exchange or cost of goods sold, depending on the nature of the hedge in the consolidated income statements.
Net changes in the fair value of forward agreements that do not meet criteria for hedge accounting are recorded in the consolidated income statements under the caption “market value gain on financial instruments”.
As of September 30, 2019, the Company had the following outstanding forward agreements to purchase foreign currency:

Maturity Date	Notional Amount		Fair Value Liability September 30, 2019		Fair Value Asset September 30, 2019
2019	Ps.	3,301	Ps.	(31)	Ps.	83
2020		4,323		(17)		58
As of December 31, 2018, the Company had the following outstanding forward agreements to purchase foreign currency:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2018		Fair Value Asset December 31, 2018
2019	Ps.	4,768	Ps.	(66)	Ps.	109

16.4 Options to purchase foreign currency
The Company has executed call option and collar strategies to reduce its exposure to the risk of exchange rate fluctuations. A call option is an instrument that limits the loss in case of foreign currency depreciation. A collar is a strategy that combines call and put options, limiting the exposure to the risk of exchange rate fluctuations in a similar way as a forward agreement.
These instruments have been designated as cash flow hedges and are recognized in the consolidated statement of financial position at their estimated fair value which is determined based on prevailing market exchange rates to terminate the contracts at the end of the period. Changes in the fair value of these options, corresponding to the intrinsic value, are initially recorded as part of “cumulative other comprehensive income”. Changes in the fair value, corresponding to the extrinsic value, are recorded in the consolidated income statements under the caption “market value gain/ (loss) on financial instruments,” as part of the consolidated net income. Net gain/(loss) on expired contracts including the net premium paid, is recognized as part of cost of goods sold when the hedged item is recorded in the consolidated income statements.
As of September 30, 2019, the Company paid a net premium of Ps. 9 million for the following outstanding collar options to purchase foreign currency:

Maturity Date	Notional Amount		Fair Value Liability September 30, 2019		Fair Value Asset September 30, 2019
2019	Ps.	245	Ps.	(2)	Ps.	9
2020		112		—		8
At December 31, 2018, the Company paid a net premium of Ps. 43 million for the following outstanding collar options to purchase foreign currency:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2018		Fair Value Asset December 31, 2018
2019	Ps.	1,734	Ps.	(33)	Ps.	57
16.5 Cross-currency swaps
The Company has contracts denominated as interest cross-currency rate swaps in order to reduce the risk emanated from interest rate and exchange rate fluctuation in the contracted obligations denominated in USD, hedging the total contracted loans. Exchange rate swaps are designated as hedge instruments where the Company changes the debt profile to the functional currency to reduce the exchange rate fluctuation risk.
The fair value is estimated using market prices that would apply to terminate the contracts at the end of the period. For accounting purposes, the cross currency swaps are recorded as both, Cash Flow Hedges in regards to the foreign exchange risk, and Fair Value Hedges in regards to the interest rate risk and foreign exchange risk. The fair value changes related to exchange rate fluctuations of the notional of those cross currency swaps and the accrued interest are recorded in the consolidated income statements. The remaining portion of the fair value changes, when designated as Cash Flow Hedges, are recorded in the consolidated balance sheet in “cumulative other comprehensive income”. If they are designated as Fair Value Hedges the changes in this remaining portion are recorded in the income statements as “market value (gain) loss on financial instruments”.
At September 30, 2019, the Company had the following outstanding cross – currency swap agreements:

Maturity Date	Notional Amount		Fair Value Liability June 30, 2019		Fair Value Asset June 30, 2019
2019	Ps.	4,641	Ps.	—	Ps.	815
2020		14,366		(174)		1,125
2023		11,193		(247)		25
2027		6,873		(545)		54
As of December 31, 2018, the Company had the following outstanding cross – currency swap agreements:

Maturity Date	Notional Amount		Fair Value Liability December 30, 2018		Fair Value Asset December 31, 2018
2019	Ps.	4,652	Ps.	—	Ps.	498
2020		14,400		(79)		969
2021		4,035		—		586
2023		11,219		(390)		135
2027		6,889		(42)		202

16.6 Commodity price contracts
The Company has entered into various commodity price contracts to reduce its exposure to the risk of fluctuation in the costs of certain raw material. The fair value is estimated based on the market valuations to terminate the contracts at the end of the period. These instruments are designated as cash flow hedges and the changes in the fair value are recorded as part of “cumulative other comprehensive income.”
The fair value of expired commodity price contract was recorded in cost of goods sold when the hedged item was recorded also in cost of goods sold.
As of September 30, 2019, Coca-Cola FEMSA had the following sugar price contracts:

Maturity Date	Notional Amount		Fair Value Liability September 30, 2019		Fair Value Asset September 30, 2019
2019	Ps.	922	Ps.	(65)	Ps.	4
2020		1,018		(21)		10
As of December 31, 2018, Coca-Cola FEMSA had the following sugar price contracts:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2018	Fair Value Asset December 31, 2018
2019	Ps.	1,223	(88)	—
As of September 30, 2019, Coca-Cola FEMSA had the following aluminum price contracts:

Maturity Date	Notional Amount		Fair Value Liability September 30, 2019		Fair Value Asset September 30, 2019
2019	Ps.	223	Ps.	(23)	Ps.	—
2020		255		(10)		—
As of December 31, 2018, Coca-Cola FEMSA had the following aluminum price contracts:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2018	Fair Value Asset December 31, 2018
2019	Ps.	265	(17)	—
As of September 30, 2019, Coca-Cola FEMSA had the following PX+MEG contracts:

Maturity Date	Notional Amount		Fair Value Liability September 30, 2019		Fair Value Asset September 30, 2019
2019	Ps.	333	Ps.	(76)	Ps.	—
2020		333		(9)		5
As of December 31, 2018, Coca-Cola FEMSA had the following PX+MEG contracts:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2018	Fair Value Asset December 31, 2018
2019	Ps.	1,303	(131)	—

16.7 Option embedded in the Promissory Note to fund the Vonpar’s acquisition
As disclosed in Note
5
, on December 6, 2016, as part of the purchase price paid for the Coca-Cola FEMSA’s acquisition of Vonpar, Spal issued and delivered a three-year promissory note to the sellers, for a total amount of 1,166 million Brazilian reais. On November 14, 2018 Coca-Cola FEMSA prepaid an amount for 393 million of Brazilian real (Ps. 2,079) and the amount left as
December 31, 2018
an
d

September
 3
0
, 201
9
is 916 million of Brazilian reais (approximately Ps. 4,652
 and Ps.
4,319
, respectively).
 The promissory note bears interest at an annual rate of 0.375% and is denominated and payable in Brazilian reais. The promissory note is linked to the performance of the exchange rate between the Brazilian real and the U.S. dollar. As a result, the principal amount under the promissory note may be increased or reduced based on the depreciation or appreciation of the Brazilian real relative to the U.S. dollar.
The holders of the promissory note have an option, that may be exercised prior to the scheduled maturity of the promissory note, to capitalize the Mexican peso amount equivalent to the amount payable under the promissory note into a recently incorporated Mexican company which would then be merged into the Coca-Cola FEMSA in exchange for Series L shares at a strike price of Ps. 178.5 per share. Such capitalization and issuance of new Series L shares is subject to Coca-Cola FEMSA having a sufficient number of Series L shares available for issuance.
Coca-Cola FEMSA uses Black & Scholes valuation technique to measure the call option at fair value. The call option had an estimated fair value of Ps. 343 million at inception of the option and Ps. 0.0 and Ps. 14 million as of September 30, 2019
a
nd December 31, 2018, respectively.